STATEMENT OF OPERATIONS - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended
		Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021
STATEMENT OF OPERATIONS
Formation and operating costs		$ 5,000	$ 1,441,293		$ 1,594,493
Loss from operations			(1,441,293)		(1,594,493)
Other income:
Loss before income taxes			(1,433,894)		(1,582,660)
Net Loss		$ (5,000) [1]	$ (1,433,894)	$ (148,766)	$ (1,582,660)
Weighted average shares outstanding, basic and diluted		4,500,000
Basic and diluted net loss per ordinary shares	[2]	$ 0.00

[1]	Included an aggregate of up to 675,000 Class B ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. On January 26, 2021, the Company effected a share capitalization pursuant to which we issued 862,500 additional Class B ordinary shares, resulting in its initial shareholders holding 5,175,000 Class B ordinary shares (see Note 5). All share and per-share amounts have been retroactively restated to reflect the share capitalization.
[2]	Excluded an aggregate of up to 675,000 Class B ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. On January 26, 2021, the Company effected a share capitalization pursuant to which we issued 862,500 additional Class B ordinary shares, resulting in its initial shareholders holding 5,175,000 Class B ordinary shares (see Note 5). All share and per-share amounts have been retroactively restated to reflect the share capitalization.